Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 18, 2013
Related Party Transaction [Line Items]
Due from related parties, short term		$ 18,926	$ 13,931
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties		22,659	19,397
Loan portion		11,770	11,770
Accrued interest, non-current		4,244	3,174
Due from related parties, short term		$ 6,645	4,453
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		12.70%
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties		$ 38,465	31,091
Loan portion		20,662	20,662
Accrued interest, non-current		5,783	3,750
Due from related parties, short term		$ 12,020	$ 6,679
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		18.00%
Navios Revolving Loans I | Navios Europe I
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity		$ 12,000
Navios Revolving Loans I | Navios Europe I | Minimum
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity		0
Navios Revolving Loans I | Navios Europe I | Maximum
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity		12,000
Navios Revolving Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Increase in availability under the Navios Revolving Loans		30,000
Revolving loan facilitiy maximum borrowing capacity					$ 24,100
Navios Revolving Loans II | Navios Europe II
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity		4,503
Navios Revolving Loans II | Navios Europe II | Minimum
Related Party Transaction [Line Items]
Amount commited to fund		0
Navios Revolving Loans II | Navios Europe II | Maximum
Related Party Transaction [Line Items]
Amount commited to fund		4,503
Navios Revolving Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Increase in availability under the Navios Revolving Loans	$ 14,000
Revolving loan facilitiy maximum borrowing capacity		$ 57,500		$ 43,500